Pension, Retiree Medical and Savings Plans (Effects of 1-Percentage-Point Change in the Assumed Health Care Trend Rate) (Details) $ in Millions	12 Months Ended
Dec. 27, 2014 USD ($)
General Discussion of Pension and Other Postretirement Benefits [Abstract]
One percent increase in 2013 service and interest cost components	$ 4
One percent decrease in 2013 service and interest cost components	(3)
One percent increase in 2013 benefit liability	46
One percent decrease in 2013 benefit liability	$ (40)